Business Combination - Schedule of Identifiable Intangible Assets Acquired (Details) - USD ($) $ in Thousands		10 Months Ended
	Mar. 16, 2018	Dec. 31, 2018
Customer Lists [Member] | Acquisition of Dealership [Member]
Intangible Assets, Gross Asset Amount at Acquisition Date		$ 210
Customer Lists [Member] | Acquisition of Dealership [Member] | Minimum [Member]
Intangible Assets, Weighted Average Amortization Period in Years		7 years
Customer Lists [Member] | Acquisition of Dealership [Member] | Maximum [Member]
Intangible Assets, Weighted Average Amortization Period in Years		8 years
Dealer Agreements [Member] | Acquisition of Dealership [Member]
Intangible Assets, Gross Asset Amount at Acquisition Date		$ 4,400
Dealer Agreements [Member] | Acquisition of Dealership [Member] | Minimum [Member]
Intangible Assets, Weighted Average Amortization Period in Years		7 years
Dealer Agreements [Member] | Acquisition of Dealership [Member] | Maximum [Member]
Intangible Assets, Weighted Average Amortization Period in Years		8 years
Predecessor [Member]
Intangible Assets, Gross Asset Amount at Acquisition Date	$ 68,200
Predecessor [Member] | Trade Names, Service Marks and Domain Names [Member]
Intangible Assets, Gross Asset Amount at Acquisition Date	30,100
Predecessor [Member] | Customer Lists [Member]
Intangible Assets, Gross Asset Amount at Acquisition Date	$ 9,100
Intangible Assets, Weighted Average Amortization Period in Years	12 years
Predecessor [Member] | Dealer Agreements [Member]
Intangible Assets, Gross Asset Amount at Acquisition Date	$ 29,000
Intangible Assets, Weighted Average Amortization Period in Years	12 years